American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Large Cap Value Fund
May 31, 2024

Avantis U.S. Large Cap Value Fund - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 100.6%
Aerospace and Defense — 0.4%
BWX Technologies, Inc.	5,188	477,971
Huntington Ingalls Industries, Inc.	2,623	663,881
		1,141,852
Air Freight and Logistics — 1.5%
Expeditors International of Washington, Inc.	6,771	818,614
FedEx Corp.	5,846	1,484,650
United Parcel Service, Inc., Class B	12,821	1,781,222
		4,084,486
Automobile Components — 0.4%
Autoliv, Inc.	3,802	485,021
BorgWarner, Inc.	9,740	347,328
Lear Corp.	2,267	284,169
		1,116,518
Automobiles — 1.3%
Ford Motor Co.	108,023	1,310,319
General Motors Co.	37,896	1,704,941
Harley-Davidson, Inc.	8,393	301,141
Thor Industries, Inc.	2,420	240,161
		3,556,562
Banks — 6.9%
BOK Financial Corp.	1,107	100,316
Citizens Financial Group, Inc.	7,192	253,806
Comerica, Inc.	8,562	438,717
Commerce Bancshares, Inc.	4,960	275,974
Cullen/Frost Bankers, Inc.	2,979	302,607
East West Bancorp, Inc.	9,997	741,677
Fifth Third Bancorp	34,707	1,298,736
Huntington Bancshares, Inc.	51,050	710,616
JPMorgan Chase & Co.	35,279	7,148,584
Popular, Inc.	4,153	369,659
Regions Financial Corp.	34,866	674,657
Synovus Financial Corp.	9,002	357,289
U.S. Bancorp	29,883	1,211,756
Webster Financial Corp.	4,684	207,127
Wells Fargo & Co.	59,895	3,588,908
Western Alliance Bancorp	7,187	452,997
Wintrust Financial Corp.	2,707	266,937
Zions Bancorp NA	9,347	403,697
		18,804,060
Beverages — 0.2%
Coca-Cola Consolidated, Inc.	395	387,511
National Beverage Corp.(1)	1,234	57,011
		444,522
Biotechnology — 0.8%
Gilead Sciences, Inc.	27,805	1,787,027
United Therapeutics Corp.(1)	1,815	499,361
		2,286,388
Broadline Retail — 2.6%
Amazon.com, Inc.(1)	26,109	4,606,672

Dillard's, Inc., Class A	116	51,893
Macy's, Inc.	18,401	358,451
MercadoLibre, Inc.(1)	1,199	2,068,970
		7,085,986
Building Products — 2.4%
A O Smith Corp.	7,014	586,651
Advanced Drainage Systems, Inc.	5,025	871,787
Armstrong World Industries, Inc.	3,975	460,305
Builders FirstSource, Inc.(1)	7,025	1,129,550
Carlisle Cos., Inc.	2,837	1,186,689
Owens Corning	5,518	999,144
Simpson Manufacturing Co., Inc.	1,900	315,248
Trex Co., Inc.(1)	7,773	672,209
UFP Industries, Inc.	3,936	470,273
		6,691,856
Capital Markets — 2.2%
Ameriprise Financial, Inc.	4,687	2,046,391
Bank of New York Mellon Corp.	19,814	1,181,112
Goldman Sachs Group, Inc.	2,892	1,320,256
Jefferies Financial Group, Inc.	11,121	517,349
Northern Trust Corp.	4,228	356,167
Raymond James Financial, Inc.	4,475	549,306
		5,970,581
Chemicals — 2.5%
CF Industries Holdings, Inc.	8,366	667,021
Chemours Co.	8,554	212,310
Dow, Inc.	32,107	1,850,327
Eastman Chemical Co.	4,495	455,478
LyondellBasell Industries NV, Class A	12,915	1,284,009
Mosaic Co.	13,912	430,298
NewMarket Corp.	617	330,138
Olin Corp.	8,314	446,961
RPM International, Inc.	7,775	871,578
Westlake Corp.	1,862	298,963
		6,847,083
Construction and Engineering — 0.8%
Comfort Systems USA, Inc.	1,957	640,604
EMCOR Group, Inc.	3,077	1,195,907
MDU Resources Group, Inc.	15,425	389,327
		2,225,838
Construction Materials — 0.4%
Eagle Materials, Inc.	2,798	650,227
Martin Marietta Materials, Inc.	682	390,159
		1,040,386
Consumer Finance — 1.5%
Ally Financial, Inc.	19,264	750,718
Capital One Financial Corp.	12,313	1,694,638
OneMain Holdings, Inc.	8,125	399,100
Synchrony Financial	26,891	1,177,826
		4,022,282
Consumer Staples Distribution & Retail — 7.1%
BJ's Wholesale Club Holdings, Inc.(1)	6,804	599,228
Casey's General Stores, Inc.	2,204	731,243
Costco Wholesale Corp.	8,201	6,641,908
Dollar Tree, Inc.(1)	11,979	1,412,923

Kroger Co.	32,963	1,726,273
Sprouts Farmers Market, Inc.(1)	8,639	682,308
Target Corp.	18,250	2,849,920
Walmart, Inc.	73,208	4,814,158
		19,457,961
Containers and Packaging — 1.2%
Graphic Packaging Holding Co.	20,584	582,939
International Paper Co.	17,386	783,935
Packaging Corp. of America	4,651	853,412
Sonoco Products Co.	3,152	193,438
Westrock Co.	15,689	841,558
		3,255,282
Distributors — 0.2%
Pool Corp.	1,479	537,690
Diversified Telecommunication Services — 2.8%
AT&T, Inc.	159,210	2,900,806
Frontier Communications Parent, Inc.(1)	19,319	515,044
Verizon Communications, Inc.	100,004	4,115,165
		7,531,015
Electrical Equipment — 0.3%
Acuity Brands, Inc.	1,875	486,769
Atkore, Inc.	2,866	436,062
		922,831
Electronic Equipment, Instruments and Components — 0.7%
Arrow Electronics, Inc.(1)	907	119,098
Insight Enterprises, Inc.(1)	2,128	416,024
Jabil, Inc.	6,702	796,868
TD SYNNEX Corp.	3,429	448,650
		1,780,640
Energy Equipment and Services — 1.1%
Baker Hughes Co.	21,925	734,049
ChampionX Corp.	6,890	224,752
Halliburton Co.	24,149	886,268
Patterson-UTI Energy, Inc.	11,028	121,528
TechnipFMC PLC	22,347	585,268
Weatherford International PLC(1)	4,202	505,669
		3,057,534
Financial Services — 0.6%
Equitable Holdings, Inc.	22,162	919,502
Essent Group Ltd.	4,963	281,402
Jackson Financial, Inc., Class A	1,813	137,806
MGIC Investment Corp.	17,903	375,963
		1,714,673
Food Products — 0.7%
Archer-Daniels-Midland Co.	10,358	646,754
Bunge Global SA	6,287	676,418
Flowers Foods, Inc.	2,018	46,858
Hershey Co.	509	100,695
Ingredion, Inc.	4,574	537,811
		2,008,536
Ground Transportation — 4.3%
CSX Corp.	74,834	2,525,648
JB Hunt Transport Services, Inc.	4,080	655,860
Landstar System, Inc.	2,223	404,653
Norfolk Southern Corp.	8,399	1,888,095

Old Dominion Freight Line, Inc.	7,412	1,298,953
Ryder System, Inc.	3,271	397,328
Saia, Inc.(1)	1,596	653,530
Schneider National, Inc., Class B	2,178	48,961
U-Haul Holding Co.(1)	313	19,791
U-Haul Holding Co.	3,106	188,814
Union Pacific Corp.	15,611	3,634,553
		11,716,186
Health Care Equipment and Supplies — 0.0%
IDEXX Laboratories, Inc.(1)	26	12,921
Health Care Providers and Services — 0.7%
Centene Corp.(1)	11,000	787,490
Ensign Group, Inc.	2,188	265,273
Molina Healthcare, Inc.(1)	2,611	821,368
		1,874,131
Hotels, Restaurants and Leisure — 2.3%
Boyd Gaming Corp.	3,314	176,703
Carnival Corp.(1)	42,521	641,217
Chipotle Mexican Grill, Inc.(1)	658	2,059,224
Darden Restaurants, Inc.	4,288	644,872
Las Vegas Sands Corp.	2,572	115,817
Norwegian Cruise Line Holdings Ltd.(1)	20,269	336,465
Royal Caribbean Cruises Ltd.(1)	10,361	1,530,113
Texas Roadhouse, Inc.	4,251	734,020
		6,238,431
Household Durables — 2.3%
DR Horton, Inc.	6,399	945,772
Installed Building Products, Inc.	1,425	301,872
KB Home	4,483	316,500
Lennar Corp., B Shares	381	55,725
Lennar Corp., Class A	8,227	1,319,200
Mohawk Industries, Inc.(1)	2,796	340,916
NVR, Inc.(1)	134	1,029,218
PulteGroup, Inc.	8,500	997,220
Taylor Morrison Home Corp.(1)	6,892	398,564
Toll Brothers, Inc.	5,137	624,865
		6,329,852
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.	47,038	1,015,550
Insurance — 6.2%
Aflac, Inc.	11,094	997,018
American Financial Group, Inc.	4,048	525,876
American International Group, Inc.	25,810	2,034,344
Arch Capital Group Ltd.(1)	12,225	1,254,652
Axis Capital Holdings Ltd.	6,039	446,161
Everest Group Ltd.	1,842	720,093
Hartford Financial Services Group, Inc.	17,430	1,803,133
Markel Group, Inc.(1)	193	316,827
MetLife, Inc.	22,712	1,643,667
Old Republic International Corp.	6,151	195,479
Primerica, Inc.	2,468	557,497
Principal Financial Group, Inc.	8,081	662,965
Prudential Financial, Inc.	13,396	1,612,209
Reinsurance Group of America, Inc.	3,303	692,969
RenaissanceRe Holdings Ltd.	1,772	403,768

Travelers Cos., Inc.	10,685	2,304,754
Unum Group	7,746	417,200
W R Berkley Corp.	5,706	462,357
		17,050,969
Interactive Media and Services — 5.0%
Alphabet, Inc., Class A(1)	23,028	3,972,330
Alphabet, Inc., Class C(1)	19,184	3,337,249
Meta Platforms, Inc., Class A	13,804	6,444,121
		13,753,700
IT Services — 0.1%
DXC Technology Co.(1)	10,265	159,621
Leisure Products — 0.2%
Brunswick Corp.	3,275	270,286
Polaris, Inc.	2,472	206,659
		476,945
Machinery — 4.6%
AGCO Corp.	3,180	341,309
Caterpillar, Inc.	12,306	4,165,827
Cummins, Inc.	6,575	1,852,375
Deere & Co.	5,341	2,001,593
Donaldson Co., Inc.	7,772	572,641
Lincoln Electric Holdings, Inc.	3,165	621,479
Mueller Industries, Inc.	7,854	462,679
PACCAR, Inc.	21,309	2,290,718
Timken Co.	4,250	369,283
		12,677,904
Media — 1.2%
Comcast Corp., Class A	64,928	2,599,068
Fox Corp., Class A	11,974	412,265
Fox Corp., Class B	5,900	188,446
		3,199,779
Metals and Mining — 2.0%
Alpha Metallurgical Resources, Inc.	719	226,780
ATI, Inc.(1)	2,962	181,689
Cleveland-Cliffs, Inc.(1)	30,975	535,248
Commercial Metals Co.	8,266	465,541
Nucor Corp.	10,213	1,724,465
Reliance, Inc.	2,698	811,504
Steel Dynamics, Inc.	8,610	1,152,621
U.S. Steel Corp.	8,731	334,834
		5,432,682
Oil, Gas and Consumable Fuels — 12.4%
Antero Midstream Corp.	13,801	202,185
Antero Resources Corp.(1)	11,488	409,317
APA Corp.	11,411	348,378
Cheniere Energy, Inc.	6,811	1,074,708
Chesapeake Energy Corp.	4,947	449,831
Chevron Corp.	16,421	2,665,128
Chord Energy Corp.	1,700	315,197
Civitas Resources, Inc.	4,009	294,902
ConocoPhillips	19,318	2,250,161
Coterra Energy, Inc.	24,711	704,758
Devon Energy Corp.	13,889	681,672
Diamondback Energy, Inc.	6,711	1,337,234
EnLink Midstream LLC(1)	11,186	141,950

EOG Resources, Inc.	11,001	1,370,175
EQT Corp.	12,785	525,336
Equitrans Midstream Corp.	26,180	373,850
Exxon Mobil Corp.	50,181	5,884,224
Hess Corp.	6,575	1,013,208
Hess Midstream LP, Class A	3,886	135,039
HF Sinclair Corp.	6,921	382,247
Magnolia Oil & Gas Corp., Class A(2)	3,813	98,947
Marathon Oil Corp.	19,813	573,784
Marathon Petroleum Corp.	11,184	1,975,206
Matador Resources Co.	4,920	312,174
Murphy Oil Corp.	5,812	248,695
New Fortress Energy, Inc.(2)	5,398	136,839
Occidental Petroleum Corp.	13,733	858,313
ONEOK, Inc.	11,569	937,089
Ovintiv, Inc.	12,048	622,520
PBF Energy, Inc., Class A	4,526	209,690
Permian Resources Corp.	19,552	320,457
Phillips 66	11,724	1,666,098
Range Resources Corp.	10,639	392,685
SM Energy Co.	6,800	342,924
Southwestern Energy Co.(1)	52,497	395,302
Targa Resources Corp.	8,456	999,753
Texas Pacific Land Corp.	711	436,774
Valero Energy Corp.	9,613	1,510,587
Williams Cos., Inc.	31,780	1,319,188
		33,916,525
Passenger Airlines — 1.3%
Alaska Air Group, Inc.(1)	7,149	300,401
Delta Air Lines, Inc.	28,818	1,470,294
Southwest Airlines Co.	35,783	960,416
United Airlines Holdings, Inc.(1)	18,171	962,881
		3,693,992
Pharmaceuticals — 2.2%
Jazz Pharmaceuticals PLC(1)	2,172	228,603
Johnson & Johnson	35,460	5,200,918
Viatris, Inc.	68,197	722,888
		6,152,409
Professional Services — 0.5%
Paychex, Inc.	7,747	930,879
Robert Half, Inc.	7,273	467,145
		1,398,024
Semiconductors and Semiconductor Equipment — 4.8%
Amkor Technology, Inc.	9,491	309,311
Applied Materials, Inc.	21,197	4,559,051
Enphase Energy, Inc.(1)	570	72,903
Lam Research Corp.	3,478	3,243,026
QUALCOMM, Inc.	20,854	4,255,259
Skyworks Solutions, Inc.	8,639	800,490
		13,240,040
Software — 0.1%
Qualys, Inc.(1)	2,342	329,332
Specialty Retail — 4.0%
Abercrombie & Fitch Co., Class A(1)	3,412	589,833
Academy Sports & Outdoors, Inc.	4,257	245,586

Best Buy Co., Inc.	8,340	707,399
Burlington Stores, Inc.(1)	3,648	875,702
Dick's Sporting Goods, Inc.	2,589	589,360
Floor & Decor Holdings, Inc., Class A(1)	4,598	537,322
Gap, Inc.	14,785	428,174
Murphy USA, Inc.	1,014	444,893
Ross Stores, Inc.	9,720	1,358,467
TJX Cos., Inc.	24,681	2,544,611
Tractor Supply Co.	3,891	1,110,063
Ulta Beauty, Inc.(1)	1,702	672,443
Williams-Sonoma, Inc.	3,289	964,401
		11,068,254
Technology Hardware, Storage and Peripherals — 2.4%
Apple, Inc.	33,999	6,536,308
Textiles, Apparel and Luxury Goods — 1.7%
Crocs, Inc.(1)	3,581	557,347
Deckers Outdoor Corp.(1)	812	888,263
Lululemon Athletica, Inc.(1)	3,400	1,060,766
NIKE, Inc., Class B	7,540	716,677
Ralph Lauren Corp.	2,058	384,599
Skechers USA, Inc., Class A(1)	5,584	398,809
Tapestry, Inc.	16,006	696,101
VF Corp.	5,259	69,840
		4,772,402
Trading Companies and Distributors — 2.6%
Air Lease Corp.	5,865	279,409
Applied Industrial Technologies, Inc.	1,469	283,517
Boise Cascade Co.	2,993	410,909
Fastenal Co.	28,249	1,863,869
MSC Industrial Direct Co., Inc., Class A	2,570	220,763
United Rentals, Inc.	3,010	2,014,924
WW Grainger, Inc.	2,081	1,917,558
		6,990,949
Wireless Telecommunication Services — 0.7%
T-Mobile U.S., Inc.	10,419	1,822,908
TOTAL COMMON STOCKS (Cost $240,461,122)		275,444,376
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,487,428	1,487,428
State Street Navigator Securities Lending Government Money Market Portfolio(3)	174,798	174,798
TOTAL SHORT-TERM INVESTMENTS (Cost $1,662,226)		1,662,226
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $242,123,348)		277,106,602
OTHER ASSETS AND LIABILITIES — (1.2)%		(3,415,181)
TOTAL NET ASSETS — 100.0%		$273,691,421

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	3	June 2024	$794,325	$15,558
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $170,574. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $174,798.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.